Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 8 – LEASES

On June 24, 2019, Haoxi BJ entered into an office lease with an individual (the “Landlord 1”). The lease was from July 1, 2019 to July 1, 2021, and annual rental was RMB431,460 ($65,103). On June 21, 2021, Haoxi BJ extended the lease to June 30, 2023, with an annual payment of RMB675,120 ($104,555), to be paid quarterly. On May 12, 2023, Haoxi BJ extended the lease from July 1, 2023 to March 31, 2024. On March 25, 2024, Haoxi BJ extended the lease from April 1, 2024 to June 30, 2024. On July 9, 2024, the Company renewed the lease from July 1, 2024 to June 30, 2026.

On July 29, 2022, Haoxi BJ entered into an office lease with an individual (the “Landlord 2”) at Room 902, Unit 1, Floor 9, Wantong Tower, Jia No.6, Chao Yang Men Wai Ave., Chaoyang District, Beijing, China. The lease was from August 8, 2022 to August 7, 2024, and annual rental of RMB660,000 ($92,189) to be paid every four month, the Company renewed the lease from August 8, 2024 to August 7, 2025.

These leases do not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

As of June 30, 2023, ROU assets and lease liabilities were $89,544 and $89,544 (from lease liabilities noncurrent portion), respectively. As of June 30, 2024, ROU assets and lease liabilities were $nil and $nil (from lease liabilities noncurrent portion), respectively.

For the fiscal years ended June 30, 2024 and 2023, the Company had operating lease costs of $176,676 and $182,218, respectively.

The weighted-average remaining lease terms and the weighted-average discount rate of the leases are as follows:

As of June 30, 2024
Weighted-average remaining lease terms	1 year

Weighted-average discount rate	4.75%